Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Condensed Statement of Income Captions [Line Items]
Actuarial gain (loss) on health plan obligation, tax effect	$ 0	$ 0
Equity accounted investees – share of other comprehensive income (loss), tax effect	0	0
Reclassification of OCI to net earnings due to Denarius dilution and derecognition, tax effect	0	0
Convertible Debenture
Condensed Statement of Income Captions [Line Items]
Unrealized gain due to change in credit risk, tax effect	0	0
Gold Notes
Condensed Statement of Income Captions [Line Items]
Unrealized gain due to change in credit risk, tax effect	$ 506,000	$ 1,410,000